Consolidated Statement Of Cash Flows - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (20,957,000)	$ (18,693,000)		$ (106,780,000)	$ (51,661,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				3,718,000	2,032,000
Interest earned on marketable securities held in Trust Account	(1,000)	(22,000)
Services exchanged for common stock					28,000
Change in fair value of derivative liability				5,308,000
Gain on extinguishment of tranche right liability				(1,610,000)
Inventory obsolescence impairment				797,000	4,764,000
Write-off of property and equipment					555,000
Depreciation and amortization	1,095,000	822,000
Stock-based compensation	5,256,000	175,000		12,057,000	1,235,000
Change in right-of-use asset	520,000	436,000		1,887,000	1,291,000
Interest expense on notes and convertible debt	36,000	905,000		1,030,000	2,446,000
Amortization of debt issuance costs and debt discount	250,000	94,000		258,000	344,000
Change in fair value of warrant liabilities	4,152,000	0		48,440,000	6,000
Change in fair value of derivative liability	0	5,308,000
Inventory obsolescence impairment	0	1,483,000		4,538,000	4,111,000
Changes in operating assets and liabilities:
Accounts receivable	(140,000)	(463,000)		(1,390,000)	(425,000)
Inventory	(476,000)	(2,980,000)		(3,146,000)	(5,380,000)
Prepaid expenses and other assets				(1,442,000)	(538,000)
Accounts payable				144,000	2,109,000
Accrued and other liabilities				(417,000)	2,632,000
Operating lease liability	(678,000)	165,000		(971,000)	375,000
Prepaid expenses and other assets	(1,202,000)	(27,000)
Accounts payable	(1,000)	590,000
Accrued and other liabilities	(254,000)	351,000
Net cash used in operating activities	(12,399,000)	(11,834,000)		(42,117,000)	(40,187,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(597,000)	(1,393,000)		(3,509,000)	(7,494,000)
Net cash used in investing activities	(597,000)	(1,393,000)		(3,509,000)	(7,494,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes					40,498,000
Proceeds from issuance of debt					10,000,000
Repayment of debt				(3,000,000)
Proceeds from exercise of stock options	504,000	2,000		1,337,000	7,000
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost of $265				41,526,000
Net cash provided by financing activities	258,799,000	2,000		39,863,000	50,505,000
Proceeds from the merger and private offering	291,454,000	0
Payment of offering costs	(26,116,000)	0
Repayment of debt	(7,000,000)	0
Proceeds from convertible notes payable	5,000,000	0
Repayment of promissory notes to related parties	(5,000,000)	0
Repurchase of common stock	(43,000)	0
Net increase (decrease) in cash, cash equivalents and restricted cash	245,803,000	(13,225,000)		(5,763,000)	2,824,000
Cash, cash equivalents and restricted cash at beginning of period	12,642,000	18,405,000		18,405,000	15,581,000
Cash - Beginning	11,362,000	16,848,000		16,848,000
Cash, cash equivalents and restricted cash at end of period	258,445,000	5,180,000	$ 12,642,000	12,642,000	18,405,000
Cash - Ending	257,165,000	3,624,000	11,362,000	11,362,000	16,848,000
SUPPLEMENTAL DISCLOSURES OF OPERATING ACTIVITIES:
Cash paid for interest	635,000	278,000		1,228,000	792,000
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING INFORMATION:
Property and equipment purchases included in accounts payable and accrued liabilities	100,000	244,000		232,000	825,000
Right-of-use assets obtained in exchange for operating lease liability				6,409,000	3,939,000
Issuance of common stock pursuant to the conversion of convertible notes and accrued interest				78,311,000
Conversion of redeemable convertible preferred stock to common stock	97,322,000	0		40,016,000
Deferred transaction costs not yet paid				3,373,000
Issuance of warrants per loan agreement amendment					53,000
Issuance of common stock on exercise of stock options with notes receivable from stockholders					$ 44,000
Reclassification of common stock on exercise of stock options with notes receivable from stockholders				44,000
Private placement warrants acquired as part of the merger	19,377,000	0
Issuance of redeemable convertible preferred stock upon exercise of warrants	58,097,000	0
Offering costs not yet paid	504,000	0
Reclassification of common stock on exercise of stock options with notes receivable from stockholders	0	$ 44,000
Colonnade Acquisition Corp.
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(51,512,690)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(57,914)
Unrealized gain on marketable securities held in Trust Account			(3,140)
Issuance costs related to warrant liability			371,124
Change in fair value of warrant liabilities			48,439,000
Changes in operating assets and liabilities:
Prepaid expenses			(314,138)
Accrued expenses			2,348,246
Net cash used in operating activities			(729,512)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment of cash in Trust Account			(200,000,000)
Net cash used in investing activities			(200,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of Units, net of underwriting discounts paid			196,000,000
Proceeds from sale of Private Placement Warrants			6,000,000
Proceeds from promissory note - related party			126,005
Repayment of promissory note - related party			(126,005)
Payment of offering costs			(572,531)
Net cash provided by financing activities			201,427,469
Net Change in Cash			697,957
Cash - Beginning	$ 697,957
Cash - Ending			697,957	$ 697,957
Non-Cash Investing and Financing Activities:
Deferred underwriting fee payable			7,000,000
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares			25,000
Offering costs included in accrued offering costs			$ 100